Stock-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 20, 2021 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Feb. 23, 2021 shares	Dec. 31, 2020 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options outstanding		2,938,257
Stock-based compensation expense | $		$ 1,434	$ 49,843
Number of shares authorized to be repurchased				1,023,825
Vesting period		4 years
2013 Plan [Member] | Class A Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Conversion of stock option granted into an option to purchase common stock	5.87585
2013 Employee Stock Option And Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorized		58,863,225	58,863,225
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, granted		1,202,098	2,270,858
Total intrinsic value of options exercised | $		$ 7,700
Stock-based compensation expense | $		2,200	$ 22,000
Total unrecognized compensation cost | $		$ 6,600
Weighted average period		2 years 9 months 18 days
Stock Options [Member] | Class A Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorized	19,887,747
Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense | $		$ 10,100	3,500
Total unrecognized compensation cost | $		$ 41,700
Weighted average period		3 years 3 months 18 days
RSUs Granted		12,692,419
Purchase price per share | $ / shares		$ 3.31			$ 6.3
RSUs Vested		1,302,603
RSUs Forfeited		2,373,371
Restricted Stock Units (RSUs) [Member] | Maximum [Member] | 2021 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		4 years
Restricted Stock Award [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense | $		$ 10,900	$ 24,400
Total unrecognized compensation cost | $		$ 1,000
RSUs Granted		7,003,261
Purchase price per share | $ / shares		$ 1.42
RSUs Vested		3,939,423
RSUs Forfeited		0